BETTER 10K - PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 13.7	$ 7.6
Computer and Hardware
Property, Plant and Equipment [Line Items]
Impairment of property and equipment	$ 3.0	$ 0.0